Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at December 31, 2022, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2022	% ownership as at December 31, 2021	Nature of business
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2022	2021	2022	2021	2022	2021	2020	2022	2021	2020
1	WISeKey International Holding AG	-	-	7,122	10,899	796	526	1,072	-	-	-
2	Wisekey SA	-	-	-	382	-	94	965	-	128	-
3	WISeKey USA Inc	-	-	154	883	558	883	-	-	-	-
4	WISeKey Semiconductors GmbH	-	-	773	615	105	401	161	-	-	-
5	WISeCoin AG	-	-	3,306	3,238	86	90	90	-	-	-
	Total	-	-	11,355	16,017	1,555	1,994	2,288	-	128	-